Annual Operating Expenses - FidelityFund-RetailPRO - FidelityFund-RetailPRO - Fidelity Fund - Fidelity Fund	Aug. 29, 2023
Operating Expenses:
Management fee	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.46%